OTHER CURRENT ASSETS	6 Months Ended
Apr. 30, 2025
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

NOTE 5 – OTHER CURRENT ASSETS

At April 30, 2025 and October 31, 2024, other current assets consisted of the following:

	April 30, 2025	October 31, 2024
Recoverable VAT	$41,723	$20,051
Prepaid expenses	186,476	53,696
Deferred tax assets	8,795	9,852
Interest receivable – related party	673	2,503
Other	323	48
Total	$237,990	$86,150